Revenues - Schedule of Accounts Receivable, Net And Deferred Revenue (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 1,442	$ 475	$ 758
Deferred revenue	$ 17,695	$ 17,270	$ 14,723